Debt - Narrative (Details)					1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2016 USD ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2019 USD ($)	Mar. 31, 2019 USD ($) letters_of_credit	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Long-term debt		$ 1,816,450,000				$ 1,838,900,000		$ 1,816,450,000	$ 1,718,297,000
Payments on long-term debt						18,400,000	$ 47,750,000	184,100,000	175,250,000	$ 1,238,059,000
Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing on line		600,000				$ 1,000,000		600,000
Letters of credit | letters_of_credit						2
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit		144,200,000				$ 181,400,000		$ 144,200,000
Springing maturity period						181 days		181 days
LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Commitment fee for line of credit						0.50%		0.50%
Principal Owner
Debt Instrument [Line Items]
Principal being treated as a capital contribution				$ 88,000,000	$ 2,250,000
Parent Company
Debt Instrument [Line Items]
Payments on long-term debt						$ 18,400,000	$ 47,750,000	$ 184,100,000	175,250,000	$ 1,238,059,000
Subsequent Event | Principal Owner
Debt Instrument [Line Items]
Principal being treated as a capital contribution					2,250,000
Term Loan | Interest Rate Swap | Designated as Hedging Instrument
Debt Instrument [Line Items]
Derivative, interest rate						8.04%
Senior Notes 9.125 Percent Due 2020 | Senior Notes
Debt Instrument [Line Items]
Principal		$ 585,000,000				$ 585,000,000		$ 585,000,000
Debt interest rate		9.125%				9.125%		9.125%
Long-term debt		$ 585,000,000				$ 585,000,000		$ 585,000,000	580,026,000
Senior Notes 9.125 Percent Due 2020 | Senior Notes | Subsequent Event
Debt Instrument [Line Items]
Debt default term	30 days
Interest payment not made	$ 26,691,000
Promissory Note Due 2020 | Promissory Note
Debt Instrument [Line Items]
Long-term debt		12,000,000		$ 12,000,000		0		12,000,000	12,000,000
Payments on long-term debt					9,750,000
Promissory Note Due 2020 | Promissory Note | Parent Company
Debt Instrument [Line Items]
Debt interest rate				12.50%
Extinguishment of debt				$ 100,000,000
Promissory Note Due 2020 | Promissory Note | Subsequent Event
Debt Instrument [Line Items]
Payments on long-term debt					$ 9,750,000
Term Loan Due September 2022 | Term Loan
Debt Instrument [Line Items]
Principal		1,075,250,000	$ 1,100,000,000			1,072,500,000		1,075,250,000
Long-term debt		1,075,250,000				1,072,500,000		1,075,250,000	1,059,598,000
Debt discount on purchase price			1.50%
Line of credit facility, periodic payment						$ 2,750,000		$ 2,750,000
Springing maturity period						181 days		181 days
Term Loan Due September 2022 | Term Loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable debt						5.50%		5.50%
Floor on variable debt						1.00%		1.00%
Revolving Credit Facility Due 2021 | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt		144,200,000				$ 181,400,000		$ 144,200,000	$ 66,673,000
Maximum borrowing on line		295,000,000	$ 295,000,000			$ 295,000,000		$ 295,000,000
Basis spread on variable debt								4.00%
Springing maturity period						181 days		181 days
Revolving Credit Facility Due 2021 | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable debt						4.00%		4.00%
Floor on variable debt						1.00%		1.00%
Revolving Credit Facility Waiver Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing on line		$ 195,000,000				$ 195,000,000		$ 195,000,000
Revolving Credit Facility Waiver Agreement | Revolving Credit Facility | Alternate Base
Debt Instrument [Line Items]
Basis spread on variable debt		3.00%				3.00%